Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2023
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 13 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively.

For the six months ended March 31, 2023, the Company had two significant customers which accounted for 45.6% and 23.1% of the Company’s total revenue, respectively. As of March 31, 2023, the Company had accounts receivable balances from one customer which accounted for 48.2% of the Company’s total accounts receivable balance.

For the six months ended March 31, 2022, the Company had two significant customers which accounted for 39.5% and 20.6% of total revenue, respectively. As of March 31, 2022, the Company had accounts receivable balance from one customer which accounted for 67.7% of the Company’s total accounts receivable.

The loss of any of the Company’s significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations and financial condition.

For the six months ended March 31, 2023, two suppliers accounted for 42.2% and 12.2% of the Company’s total purchase of raw materials, respectively. As of March 31, 2023, the Company had accounts payable balance to one supplier which accounted for 80.5% of the Company’s total accounts payable balance.

For the six months ended March 31, 2022, two suppliers accounted for 43.4% and 11.2% of the Company’s total purchase of raw materials, respectively. As of March 31, 2022, the Company had accounts payable balances to one supplier which accounted for 31.3% of the Company’s total accounts payable.

The loss of any of the Company’s significant supplier or the failure to purchase key raw material could have a material adverse effect on our business, consolidated results of operations and financial condition.